INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Inventory Disclosure [Line Items]
Period of time on the market when inventory adjustment formula is first applied	2 years
Raw materials and consumables	$ 219	$ 207	$ 213
Work-in-progress	88	69	55
Finished goods and goods for resale	1,088	1,028	976
Total inventories	1,395	1,304	1,244
Foreign exchange movements	1	(1)
Cost of inventories recognised as an expense and included in cost of goods sold	1,126	1,013	1,131
Inventories recognised as an expense within cost of goods sold resulting from inventory write-offs	94	68	85
Reserves for excess and obsolete inventories
Schedule Of Inventory Disclosure [Line Items]
Reserves	305	$ 296	$ 303
Decrease in reserves	9
Write-off of inventory	19
Foreign exchange movements	$ 10
Orthopaedic instruments | Minimium
Schedule Of Inventory Disclosure [Line Items]
Useful economic life	3 years
Orthopaedic instruments | Maximum
Schedule Of Inventory Disclosure [Line Items]
Useful economic life	7 years